Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Number of Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Treasury stock [Member]	Total
Balance, value at Dec. 31, 2015	$ 148		$ (2,092,376)	$ 76,034	$ (6,082)	$ (1,898)	$ 68,202
Balance, shares at Dec. 31, 2015	37,440,552
Share-based compensation expense				429			429
Net income (loss)					4,734		4,734	[1]
Balance, value at Dec. 31, 2016	$ 148		(2,092,376)	76,463	(1,348)	(1,898)	$ 73,365	[1]
Balance, shares at Dec. 31, 2016	37,440,552						35,348,176	[1]
Share-based compensation expense				229			$ 229
Exercise of share options		[2]		182			182
Exercise of share options, Shares	49,815
Net income (loss)					(578)		(578)
Balance, value at Jun. 30, 2017	$ 148		$ (2,092,376)	$ 76,874	$ (1,926)	$ (1,898)	$ 73,198
Balance, shares at Jun. 30, 2017	37,490,367						35,397,991

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.
[2]	Less than $ 1 thousand